FAIR VALUE ACCOUNTING (Details Narratives) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value Accounting Details Narratives
Outstanding warrants to purchase shares of the Company's common stock	$ 4,211,229	$ 5,211,229
Fair values of Warrants which is recognised as non-current liability	$ 2,794,000	$ 2,244,000